Intangible Assets and Goodwill - Schedule of Estimated Aggregate Amortization Expense Related to Intangible Assets with Finite Useful Life (Details)	Mar. 31, 2023 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2024	$ 405,646
2025	405,646
2026	405,646
2027	350,020
2028	$ 40,131